WELLS FARGO FUNDS TRUST

Disciplined Growth Fund Diversified Equity Fund Diversified Small Cap Fund Equity Income Fund Equity Index Fund Equity Value Fund Growth Fund Growth Equity Fund Index Fund International Fund

International Equity Fund

Large Company Growth Fund

Mid Cap Growth Fund

OTC Growth Fund

Small Cap Growth Fund

Small Cap Opportunities Fund

Small Cap Value Fund

Small Company Growth Fund

Specialized Health Sciences Fund

Specialized Technology Fund

All Classes of Shares Supplement dated October 11, 2001 to the Statement of Additional Information dated February 1, 2001, and Supplemented February 15, 2001 and September 25, 2001

Aggressive Balanced-Equity Fund

Asset Allocation Fund

Growth Balanced Fund

Index Allocation Fund

Moderate Balanced Fund

Strategic Income Fund

All Classes of Shares

Supplement dated October 11, 2001 to the

Statement of Additional Information dated February 1, 2001

and Supplemented September 25, 2001

Under the subheading "Distributor" in the section entitled "Management," the following sentence is added at the end of the last paragraph:

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Advisor, Distributor, or their affiliates in connection with the sale of Fund shares.